SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Assets
Cash	$ 2,959,219	$ 4,407,246	$ 2,431,893	[1]	$ 772,977	[1]
Restricted cash	3,207,813	1,588,840
Accounts receivable	17,832,844	16,440,294
Inventories	13,199,221	12,114,595
Due from related companies	3,463,543	1,285,791
Fixed assets and intangible assets, net	13,948,759	9,693,607
Total assets	63,345,378	50,080,535
VIE [Member]
Assets
Cash	2,909,061	4,342,750
Restricted cash	3,207,813	1,588,840
Accounts receivable	17,832,844	16,440,294
Inventories	13,199,221	12,114,595
Other current assets	8,644,039	4,414,947
Due from related companies	3,463,543	1,285,791
Fixed assets and intangible assets, net	13,948,759	9,693,607
Total assets	$ 63,205,280	$ 49,880,824

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").